UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 1 TO
FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported)
Commission Index Key Number of securitizer (if applicable):
Central Index Key Number of securitizer (if applicable):

Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001523221

Mosaic Solar Loans 2017-1 LLC	[1]

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Eric Watson
General Counsel
(510) 698-2051

Name and telephone number, including area code,
of the person to contact in connection with this filing.

1 Solar Mosaic, Inc., as issuer (as defined in Rule 3b-19 of the Securities Exchange Act of 1934, as amended), is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuing entity (under Rule 144A of the Securities Act of 1933, as amended from time to time): Mosaic Solar Loans 2017-1 LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the agreed-upon procedures report, dated January 10, 2017, obtained by the depositor with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

EXPLANATORY NOTE

This Amendment No. 1 to Form ABS-15G amends the Form ABS-15G filed by Solar Mosaic, Inc. on January 17, 2017 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1 - Independent Accountants’ Report on Applying Agreed-Upon Procedures (the “AUP Report”).  The AUP Report is being replaced to reflect the correct legal name of one of the specified parties.  The AUP Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Amendment No. 1 to Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Solar Mosaic, Inc. (Depositor)

By:	/s/ Steve Controulis
Name: Steve Controulis
Title: Chief Financial Officer

Date: January 18, 2017